Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Liabilities

Note 7. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	June 30, 2017	December 31, 2016
Capital expenditures	$100,491	$17,934
Deferred rent	398	386
Lease operating expense	3,070	2,608
General and administrative	4,377	1,471
Severance and ad valorem taxes	4,678	194
Interest expense	10,043	346
Derivative payable	—	428
Other accrued liabilities(1)	2,689	4

Total	$125,746	$23,371

(1)	Other accrued liabilities include $1.5 million for seismic acquisition.

Note 7. Accrued Liabilities

Accrued liabilities consist of the following:

	At December 31,
	2016	2015
Capital expenditures	$17,934	$26,105
Deferred rent	386	363
Lease operating expense	2,608	1,459
General and administrative	1,471	242
Severance and ad valorem taxes	194	415
Interest expense	346	192
Other accrued liabilities	432	6

Total	$23,371	$28,782